Securities - Schedule of Fair Value of Debt Securities Measured and Equity Securities Designated at FVOCI (Detail) - CAD ($) $ in Millions	Jan. 31, 2024	Oct. 31, 2023
Debt Securities [member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	$ 68,678	$ 61,087
Gross unrealized gains on FVOCI securities	89	75
Gross unrealized losses on FVOCI securities	(291)	(403)
Financial assets measured at fair value through other comprehensive income	68,476	60,759
Unrealized gain losses on FVOCI securities [member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	69,259	61,643
Gross unrealized gains on FVOCI securities	135	123
Gross unrealized losses on FVOCI securities	(323)	(435)
Financial assets measured at fair value through other comprehensive income	69,071	61,331
Unrealized gain losses on FVOCI securities [member] | Canadian federal government [member] | Debt Securities [member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	12,212	10,890
Gross unrealized gains on FVOCI securities	13	16
Gross unrealized losses on FVOCI securities	(5)	(9)
Financial assets measured at fair value through other comprehensive income	12,220	10,897
Unrealized gain losses on FVOCI securities [member] | Other Canadian governments [member] | Debt Securities [member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	15,295	13,526
Gross unrealized gains on FVOCI securities	40	33
Gross unrealized losses on FVOCI securities	(39)	(74)
Financial assets measured at fair value through other comprehensive income	15,296	13,485
Unrealized gain losses on FVOCI securities [member] | U.S. Treasury and agencies [member] | Debt Securities [member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	25,986	22,383
Gross unrealized gains on FVOCI securities	11	4
Gross unrealized losses on FVOCI securities	(192)	(223)
Financial assets measured at fair value through other comprehensive income	25,805	22,164
Unrealized gain losses on FVOCI securities [member] | Other foreign governments [member] | Debt Securities [member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	5,122	5,632
Gross unrealized gains on FVOCI securities	21	21
Gross unrealized losses on FVOCI securities	(8)	(14)
Financial assets measured at fair value through other comprehensive income	5,135	5,639
Unrealized gain losses on FVOCI securities [member] | Mortgage backed securities [member] | Debt Securities [member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	2,329	1,021
Gross unrealized losses on FVOCI securities	(25)	(43)
Financial assets measured at fair value through other comprehensive income	2,304	978
Unrealized gain losses on FVOCI securities [member] | Asset backed securities [member] | Debt Securities [member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	1,017	944
Gross unrealized gains on FVOCI securities	2
Gross unrealized losses on FVOCI securities	(1)	(6)
Financial assets measured at fair value through other comprehensive income	1,018	938
Unrealized gain losses on FVOCI securities [member] | Corporate debt [member] | Debt Securities [member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	6,717	6,691
Gross unrealized gains on FVOCI securities	2	1
Gross unrealized losses on FVOCI securities	(21)	(34)
Financial assets measured at fair value through other comprehensive income	6,698	6,658
Unrealized gain losses on FVOCI securities [member] | Corporate equity [member] | Equity Securities [member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	581	556
Gross unrealized gains on FVOCI securities	46	48
Gross unrealized losses on FVOCI securities	(32)	(32)
Financial assets measured at fair value through other comprehensive income	$ 595	$ 572